Summary of Significant Accounting Policies (Tables)	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
For The Three Months Ended March 31, 2021
Class A Common stock subject to possible redemption
Numerator: Earnings allocable to Common stock subject to possible redemption
Income from investments held in Trust Account	$1,134
Less: Company’s portion available to be withdrawn to pay taxes	(1,134)
Net income attributable	$—
Denominator: Weighted average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	3,476,458
Basic and diluted net income per share	$—

Non-Redeemable Common Stock
Numerator: Net Income minus Net Earnings
Net income	$10,646,747
Net income allocable to Class A common stock subject to possible redemption	—
Non-redeemable net income	$10,646,747
Denominator: weighted average Non-redeemable common stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	3,768,542
Basic and diluted net income per share, Non-redeemable common stock	$2.83

For The Period From May 22, 2020 (Inception) Through December 31, 2020
Class A Common stock subject to possible redemption
Numerator: Earnings allocable to Common stock subject to possible redemption
Income from investments held in Trust Account	$29
Less: Company’s portion available to be withdrawn to pay taxes	(29)
Net income attributable	$—
Denominator: Weighted average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	3,556,309
Basic and diluted net income per share	$—

Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$(4,718,021)
Net income allocable to Class A common stock subject to possible redemption	—
Non-redeemable net loss	$(4,718,021)
Denominator: weighted average Non-redeemable common stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	1,447,732
Basic and diluted net loss per share, Non-redeemable common stock	$(3.26)